AB Taxable Multi-Sector Income Shares

Portfolio of Investments

January 31, 2020 (unaudited)

	Principal Amount (000)	U.S. $ Value

CORPORATES - INVESTMENT GRADE – 62.6%
Industrial – 42.3%
Basic – 3.3%
Air Products and Chemicals, Inc. 1.50%, 10/15/2025	$1,600	$1,655,120
DuPont de Nemours, Inc. 2.169%, 05/01/2023	3,000	3,020,010
Ecolab, Inc. 2.375%, 08/10/2022	1,475	1,518,719
EI du Pont de Nemours and Co. 1.70%, 07/15/2025	1,265	1,312,741
Georgia-Pacific LLC 0.625%, 05/15/2024 (a)	1,750	1,754,235
Glencore Finance Canada Ltd. 4.95%, 11/15/2021 (a)	505	522,206
Glencore Funding LLC 3.00%, 10/27/2022 (a)	225	233,804
		10,016,835

Capital Goods – 3.4%
3M Co. 2.00%, 02/14/2025	850	896,750
Eaton Corp. 2.75%, 11/02/2022	1,265	1,317,295
Illinois Tool Works, Inc. 3.50%, 03/01/2024	1,550	1,685,331
John Deere Capital Corp. 1.95%, 06/13/2022	636	650,405
Parker-Hannifin Corp. 2.70%, 06/14/2024	1,000	1,070,970
Raytheon Technologies Corp. 2.80%, 03/15/2022	2,175	2,229,505
Republic Services, Inc. 2.50%, 08/15/2024	1,000	1,063,920
Waste Management, Inc. 2.40%, 05/15/2023	1,630	1,696,667

		10,610,843

Communications - Media – 3.8%
Charter Communications Operating LLC/Charter Communications Operating Capital 4.464%, 07/23/2022	1,750	1,838,305
Comcast Corp. 3.00%, 02/01/2024	2,000	2,149,320
3.375%, 02/15/2025	675	741,730
Fox Corp. 3.666%, 01/25/2022	1,350	1,393,969
4.03%, 01/25/2024	435	477,995
Omnicom Group, Inc./Omnicom Capital, Inc. 3.625%, 05/01/2022	450	467,600
3.65%, 11/01/2024	800	879,248
TWDC Enterprises 18 Corp. 2.35%, 12/01/2022	250	259,213
ViacomCBS, Inc. 3.70%, 08/15/2024	600	656,586

	Principal Amount (000)	U.S. $ Value

Walt Disney Co. (The) 0.475% (LIBOR 3 Month + 0.25%), 09/01/2021(b)	$725	$725,812
1.65%, 09/01/2022	500	510,415
3.00%, 09/15/2022	1,500	1,563,240

		11,663,433

Communications - Telecommunications – 0.9%
AT&T, Inc. 2.625%, 12/01/2022	355	367,539
3.00%, 06/30/2022	375	387,427
Rogers Communications, Inc. 3.00%, 03/15/2023	2,000	2,094,780

		2,849,746

Consumer Cyclical - Automotive – 1.6%
BMW Finance NV 2.25%, 08/12/2022 (a)	675	693,779
Cummins, Inc. 0.75%, 09/01/2025	1,000	1,003,630
Harley-Davidson Financial Services, Inc. 3.55%, 05/21/2021 (a)	1,025	1,033,128
Toyota Motor Credit Corp. 1.35%, 08/25/2023	2,160	2,212,812

		4,943,349

Consumer Cyclical - Other – 0.5%
Las Vegas Sands Corp. 3.20%, 08/08/2024	1,000	1,051,270
Marriott International, Inc./MD 3.60%, 04/15/2024	350	373,342

		1,424,612

Consumer Cyclical - Restaurants – 0.7%
Starbucks Corp. 1.30%, 05/07/2022	2,000	2,024,060

Consumer Cyclical - Retailers – 1.1%
Costco Wholesale Corp. 2.75%, 05/18/2024	1,000	1,073,380
Walmart, Inc. 3.30%, 04/22/2024	500	542,825
3.40%, 06/26/2023	1,570	1,683,276

		3,299,481

Consumer Non-Cyclical – 11.6%
Abbott Laboratories 2.95%, 03/15/2025	1,300	1,416,727
AbbVie, Inc. 2.30%, 05/14/2021-11/21/2022	1,975	2,021,627
2.90%, 11/06/2022	1,000	1,043,130
AmerisourceBergen Corp. 3.25%, 03/01/2025	1,350	1,475,793
Amgen, Inc. 2.65%, 05/11/2022	1,600	1,644,016
3.625%, 05/22/2024	1,000	1,093,190

	Principal Amount (000)	U.S. $ Value

Baxalta, Inc. 3.60%, 06/23/2022	$23	$23,863
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	2,275	2,279,937
Biogen, Inc. 3.625%, 09/15/2022	1,479	1,556,189
Bristol-Myers Squibb Co. 2.60%, 05/16/2022	1,025	1,055,606
2.75%, 02/15/2023	225	235,564
3.25%, 02/20/2023	815	861,585
Cigna Corp. 3.40%, 09/17/2021	1,825	1,860,314
CommonSpirit Health 2.76%, 10/01/2024	1,000	1,071,970
CVS Health Corp. 2.125%, 06/01/2021	400	401,844
DH Europe Finance II Sarl 2.05%, 11/15/2022	1,850	1,905,315
Eli Lilly & Co. 2.35%, 05/15/2022	1,275	1,309,361
Gilead Sciences, Inc. 1.95%, 03/01/2022	565	574,023
3.70%, 04/01/2024	1,300	1,416,662
Hershey Co. (The) 0.90%, 06/01/2025	1,300	1,313,364
Johnson & Johnson 2.25%, 03/03/2022	1,335	1,362,381
McCormick & Co., Inc./MD 3.15%, 08/15/2024	830	899,347
McKesson Corp. 3.796%, 03/15/2024	1,500	1,639,830
Merck & Co., Inc. 2.75%, 02/10/2025	1,130	1,220,490
PepsiCo, Inc. 0.75%, 05/01/2023	750	760,013
3.50%, 07/17/2025	1,110	1,238,405
Pfizer, Inc. 3.00%, 06/15/2023	1,000	1,062,780
Shire Acquisitions Investments Ireland DAC 2.875%, 09/23/2023	1,600	1,693,216
Zimmer Biomet Holdings, Inc. 0.989% (LIBOR 3 Month + 0.75%), 03/19/2021 (b)	235	260,615
Zoetis, Inc. 3.25%, 02/01/2023	1,000	1,049,500

		35,746,657

Energy – 2.8%
Chevron Corp. 1.141%, 05/11/2023	1,665	1,695,286
Energy Transfer Operating LP 4.65%, 06/01/2021	10	10,034

	Principal Amount (000)	U.S. $ Value

Energy Transfer Partners LP/Regency Energy Finance Corp. 4.50%, 11/01/2023	$750	$813,202
Exxon Mobil Corp. 1.571%, 04/15/2023	1,655	1,699,735
Husky Energy, Inc. 4.00%, 04/15/2024	1,200	1,287,612
MPLX LP 1.33% (LIBOR 3 Month + 1.10%), 09/09/2022 (b)	1,250	1,250,425
Phillips 66 0.90%, 02/15/2024	1,900	1,903,857

		8,660,151

Services – 4.1%
Amazon.com, Inc. 2.40%, 02/22/2023	875	911,750
2.50%, 11/29/2022	1,305	1,351,145
Booking Holdings, Inc. 2.75%, 03/15/2023	1,685	1,763,656
eBay, Inc. 2.60%, 07/15/2022	485	497,784
2.75%, 01/30/2023	1,500	1,564,290
3.80%, 03/09/2022	1,000	1,034,290
Moody’s Corp. 2.625%, 01/15/2023	750	780,705
4.50%, 09/01/2022	1,300	1,368,276
4.875%, 02/15/2024	500	559,585
PayPal Holdings, Inc. 2.20%, 09/26/2022	2,700	2,781,405

		12,612,886

Technology – 8.2%
Alphabet, Inc. 3.375%, 02/25/2024	1,500	1,638,045
Analog Devices, Inc. 2.50%, 12/05/2021	1,000	1,016,850
Apple, Inc. 2.40%, 05/03/2023	1,250	1,309,162
2.85%, 05/11/2024	250	268,697
3.00%, 02/09/2024	1,400	1,504,804
Autodesk, Inc. 4.375%, 06/15/2025	800	909,040
Baidu, Inc. 2.875%, 07/06/2022	375	385,547
Cisco Systems, Inc./Delaware 1.85%, 09/20/2021	1,650	1,664,982
Fidelity National Information Services, Inc. 3.50%, 04/15/2023	850	899,827
Fiserv, Inc. 2.75%, 07/01/2024	1,000	1,068,890
Hewlett Packard Enterprise Co. 1.45%, 04/01/2024	1,715	1,755,868
Honeywell International, Inc. 0.461% (LIBOR 3 Month + 0.23%), 08/19/2022 (b)	585	585,521

	Principal Amount (000)	U.S. $ Value

Intel Corp. 3.70%, 07/29/2025	$1,025	$1,150,901
International Business Machines Corp. 2.85%, 05/13/2022	1,500	1,549,965
3.625%, 02/12/2024	1,000	1,093,660
KLA Corp. 4.65%, 11/01/2024	1,250	1,417,550
Microsoft Corp. 2.375%, 02/12/2022	1,300	1,326,559
Oracle Corp. 2.95%, 11/15/2024	1,500	1,625,445
3.625%, 07/15/2023	500	539,580
salesforce.com, Inc. 3.25%, 04/11/2023	2,100	2,229,486
Texas Instruments, Inc. 2.625%, 05/15/2024	1,325	1,415,829

		25,356,208

Transportation - Airlines – 0.3%
Southwest Airlines Co. 4.75%, 05/04/2023	1,000	1,083,260

		130,291,521

Financial Institutions – 15.4%
Banking – 12.6%
American Express Co. 3.40%, 02/27/2023	1,300	1,378,312
Banco Santander SA 2.706%, 06/27/2024	1,000	1,065,920
Bank of America Corp. 0.901% (LIBOR 3 Month + 0.65%), 06/25/2022(b)	535	535,947
3.093%, 10/01/2025	1,250	1,352,775
3.458%, 03/15/2025	500	542,440
Bank of New York Mellon Corp. (The) 2.661%, 05/16/2023	1,000	1,029,940
Capital One Bank USA NA 2.014%, 01/27/2023	1,600	1,625,168
Capital One Financial Corp. 3.90%, 01/29/2024	500	545,755
Citigroup, Inc. 1.678%, 05/15/2024	1,000	1,026,090
2.876%, 07/24/2023	1,800	1,863,342
Goldman Sachs Group, Inc. (The) 2.905%, 07/24/2023	1,500	1,553,385
2.908%, 06/05/2023	1,300	1,341,743
JPMorgan Chase & Co. 1.514%, 06/01/2024	1,800	1,841,238
2.776%, 04/25/2023	1,320	1,358,359
3.797%, 07/23/2024	725	782,812
Lloyds Banking Group PLC 1.326%, 06/15/2023	1,350	1,364,607
Mitsubishi UFJ Financial Group, Inc. 1.412%, 07/17/2025	1,300	1,324,947
Mizuho Financial Group, Inc. 1.241%, 07/10/2024	2,000	2,029,820
Morgan Stanley 2.72%, 07/22/2025	1,000	1,067,100
3.737%, 04/24/2024	2,000	2,139,900

	Principal Amount (000)	U.S. $ Value

Nationwide Building Society 4.363%, 08/01/2024 (a)	$200	$217,756
PNC Bank NA 2.028%, 12/09/2022	1,475	1,496,210
Royal Bank of Scotland Group PLC 4.269%, 03/22/2025	1,000	1,101,770
State Street Corp. 2.825%, 03/30/2023	1,000	1,028,660
3.776%, 12/03/2024	1,000	1,093,530
Sumitomo Mitsui Financial Group, Inc. 2.784%, 07/12/2022	2,000	2,069,980
Synchrony Bank 3.65%, 05/24/2021	775	780,727
Toronto-Dominion Bank (The) 2.65%, 06/12/2024	1,000	1,070,770
US Bancorp 2.40%, 07/30/2024	1,275	1,356,281
Wells Fargo Bank NA 2.082%, 09/09/2022	1,050	1,061,036
Zions Bancorp NA 3.50%, 08/27/2021	1,555	1,580,549

		38,626,869

Finance – 0.5%
Air Lease Corp. 2.50%, 03/01/2021	1,015	1,016,634
3.875%, 07/03/2023	300	320,613
Aviation Capital Group LLC 2.875%, 01/20/2022(a)	17	17,302
3.875%, 05/01/2023(a)	79	83,147
4.875%, 10/01/2025(a)	69	76,872

		1,514,568

Other Finance – 0.4%
Enterprise Community Loan Fund, Inc. Series 2018 3.685%, 11/01/2023	1,180	1,242,269

REITS – 1.9%
American Tower Corp. 0.60%, 01/15/2024	1,300	1,300,871
3.00%, 06/15/2023	575	608,321
3.50%, 01/31/2023	600	635,232
Host Hotels & Resorts LP 3.875%, 04/01/2024	250	264,673
Series D 3.75%, 10/15/2023	1,275	1,348,924
Simon Property Group LP 3.75%, 02/01/2024	1,500	1,626,060
Ventas Realty LP 3.10%, 01/15/2023	119	124,532

		5,908,613

		47,292,319

	Principal Amount (000)	U.S. $ Value

Utility – 4.9%
Electric – 3.5%
Dominion Energy, Inc. 2.715%, 08/15/2021	$1,500	$1,518,195
DTE Energy Co. Series B 3.30%, 06/15/2022	565	584,103
Duke Energy Progress LLC Series A 0.40% (LIBOR 3 Month + 0.18%), 02/18/2022 (b)	1,000	1,000,100
Eversource Energy 2.50%, 03/15/2021	1,920	1,921,651
Exelon Corp. 2.45%, 04/15/2021	548	549,359
National Rural Utilities Cooperative Finance Corp. 2.90%, 03/15/2021	995	998,234
3.05%, 02/15/2022	300	306,018
Sempra Energy 3.55%, 06/15/2024	1,000	1,087,370
Southern California Edison Co. Series C 3.50%, 10/01/2023	1,775	1,907,042
Southern Co. (The) 2.35%, 07/01/2021	875	880,967

		10,753,039

Natural Gas – 0.4%
Southern Co. Gas Capital Corp. 2.45%, 10/01/2023	1,200	1,259,556

Other Utility – 1.0%
American Water Capital Corp. 3.40%, 03/01/2025	1,135	1,253,324
3.85%, 03/01/2024	1,650	1,799,490

		3,052,814

		15,065,409

Total Corporates - Investment Grade (cost $190,507,755)		192,649,249

GOVERNMENTS - TREASURIES – 12.8%
United States – 12.8%
U.S. Treasury Notes 0.125%, 11/30/2022-12/31/2022	26,000	26,004,063
0.25%, 11/15/2023	13,500	13,529,531

Total Governments - Treasuries (cost $39,499,155)		39,533,594

LOCAL GOVERNMENTS - US MUNICIPAL BONDS – 12.7%
United States – 12.7%
Buckeye Tobacco Settlement Financing Authority 1.85%, 06/01/2029	740	737,972
1.95%, 06/01/2026	400	414,212

	Principal Amount (000)	U.S. $ Value

Central Texas Turnpike System Series 2020B 1.98%, 08/15/2042	$1,000	$1,005,780
Chicago Housing Authority Series 2018B 3.324%, 01/01/2022	1,000	1,020,180
Chicago O’Hare International Airport Series 2020D 1.168%, 01/01/2024	2,000	2,033,800
City & County of Denver CO Airport System Revenue Series 2020C 1.115%, 11/15/2024	750	753,728
City of Houston TX Airport System Revenue Series 2020C 1.272%, 07/01/2024	1,000	1,021,370
City of Jacksonville FL (City of Jacksonville FL Lease) Series 2020C 0.594%, 10/01/2023	1,500	1,501,185
City of New York NY Series 2021D 0.59%, 08/01/2023	1,625	1,628,087
0.982%, 08/01/2025	1,065	1,077,045
City of San Francisco CA Public Utilities Commission Water Revenue Series 2020A 1.864%, 11/01/2021	500	506,080
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019B 2.185%, 11/01/2021	800	808,992
2.237%, 11/01/2022	100	102,719
2.396%, 11/01/2023	1,050	1,096,904
County of Riverside CA 2.363%, 02/15/2023	200	207,248
Inland Empire Tobacco Securitization Corp. 3.678%, 06/01/2038	1,000	1,058,360
Massachusetts Development Finance Agency (Berklee College of Music, Inc.) 1.494%, 10/01/2023	385	394,248
Michigan Finance Authority (Michigan Finance Authority School Loan Revolving Fund) 2.366%, 09/01/2049	1,000	1,038,750
2.862%, 09/01/2049	2,000	2,053,660
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2019H 5.25%, 09/01/2022(a)	1,000	1,076,170
New Jersey Turnpike Authority Series 2021B 0.638%, 01/01/2024(c)	1,000	1,003,040
0.897%, 01/01/2025(c)	2,000	2,017,760

	Principal Amount (000)	U.S. $ Value

New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020F 2.027%, 02/15/2023	$250	$258,085
New York State Urban Development Corp. (State of New York Pers Income Tax) Series 2020F 0.87%, 03/15/2025	1,400	1,407,784
Ohio Turnpike & Infrastructure Commission 1.746%, 02/15/2023	700	715,631
Pennsylvania Turnpike Commission Series 2019E 2.556%, 12/01/2025	760	792,308
Port Authority of New York & New Jersey Series 2020A 1.086%, 07/01/2023	2,375	2,414,187
Port of Portland OR Airport Revenue Series 2020T 0.80%, 07/01/2022	600	600,942
1.00%, 07/01/2023	1,200	1,202,904
Reedy Creek Improvement District Series 2020A 1.549%, 06/01/2023	700	716,107
State Board of Administration Finance Corp. Series 2020A 1.258%, 07/01/2025	1,010	1,038,745
State of Hawaii Series 2020F 0.893%, 08/01/2026	1,000	1,009,460
State of Hawaii Airports System Revenue Series 2020E 1.392%, 07/01/2025	1,000	1,020,650
State of Nevada Department of Business & Industry 0.50%, 01/01/2050(a)	1,000	1,000,450
State of Wisconsin (State of Wisconsin Lease) Series 2020A 1.67%, 05/01/2021	1,000	1,003,360
Tobacco Settlement Finance Authority/WV 3.00%, 06/01/2035	2,250	2,267,077
Transbay Joint Powers Authority (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Rev) 2.40%, 10/01/2049	910	944,935

Total Local Governments - US Municipal Bonds (cost $38,485,544)		38,949,915

ASSET-BACKED SECURITIES – 2.4%
Autos - Fixed Rate – 1.6%
Carmax Auto Owner Trust Series 2021-1, Class C 0.94%, 12/15/2026	500	500,126
CarMax Auto Owner Trust Series 2017-4, Class A3 2.11%, 10/17/2022	246	246,704
CPS Auto Trust Series 2021-A, Class C 0.83%, 09/15/2026 (a)	500	499,956

	Principal Amount (000)	U.S. $ Value

DT Auto Owner Trust Series 2021-1A, Class C 0.84%, 10/15/2026 (a)	$500	$500,430
Exeter Automobile Receivables Trust Series 2021-1A, Class C 0.74%, 01/15/2026	2,000	1,999,638
Foursight Capital Automobile Receivables Trust Series 2021-1, Class C 1.02%, 09/15/2026 (a)	850	849,768
GM Financial Consumer Automobile Receivables Trust Series 2017-3A, Class A3 1.97%, 05/16/2022 (a)	79	78,756
Honda Auto Receivables Owner Trust Series 2017-3, Class A4 1.98%, 11/20/2023	340	340,642

		5,016,020

Credit Cards - Fixed Rate – 0.4%
Chase Issuance Trust Series 2014-A2, Class A2 2.77%, 03/15/2023	105	105,098
World Financial Network Credit Card Master Trust Series 2018-B, Class A 3.46%, 07/15/2025	1,085	1,106,348

		1,211,446

Other ABS - Fixed Rate – 0.4%
SoFi Consumer Loan Program LLC Series 2017-5, Class A2 2.78%, 09/25/2026 (a)	212	213,300
Sofi Consumer Loan Program Trust Series 2018-3, Class A2 3.67%, 08/25/2027 (a)	222	223,693
Upstart Holdings, Inc. Series 2021-1, Class A 0.87%, 03/20/2031 (a)	650	649,966

		1,086,959

Total Asset-Backed Securities (cost $7,288,730)		7,314,425

COLLATERALIZED MORTGAGE OBLIGATIONS – 1.5%
Risk Share Floating Rate – 1.4%
Bellemeade Re Ltd. Series 2019-3A, Class M1B 1.73% (LIBOR 1 Month + 1.60%), 07/25/2029 (a) (b)	383	383,480
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2014-DN3, Class M3 4.13% (LIBOR 1 Month + 4.00%), 08/25/2024(b)	96	98,481

	Principal Amount (000)	U.S. $ Value

Series 2015-DNA1, Class M3 3.43% (LIBOR 1 Month + 3.30%), 10/25/2027(b)	$213	$217,551
Series 2015-HQA1, Class M3 4.83% (LIBOR 1 Month + 4.70%), 03/25/2028(b)	219	226,151
Series 2016-DNA1, Class M3 5.68% (LIBOR 1 Month + 5.55%), 07/25/2028(b)	317	332,373
Series 2016-DNA4, Class M3 3.93% (LIBOR 1 Month + 3.80%), 03/25/2029(b)	238	246,943
Series 2016-HQA4, Class M3 4.03% (LIBOR 1 Month + 3.90%), 04/25/2029(b)	246	255,564
Series 2017-DNA3, Class M2 2.63% (LIBOR 1 Month + 2.50%), 03/25/2030(b)	250	254,462
Series 2019-DNA3, Class M2 2.198% (LIBOR 1 Month + 2.05%), 07/25/2049(a) (b)	54	54,360
Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C01, Class M2 4.53% (LIBOR 1 Month + 4.40%), 01/25/2024(b)	260	266,406
Series 2014-C03, Class 2M2 3.03% (LIBOR 1 Month + 2.90%), 07/25/2024(b)	162	163,409
Series 2015-C01, Class 2M2 4.68% (LIBOR 1 Month + 4.55%), 02/25/2025(b)	18	17,893
Series 2016-C01, Class 1M2 6.88% (LIBOR 1 Month + 6.75%), 08/25/2028(b)	382	405,228
Series 2016-C02, Class 1M2 6.13% (LIBOR 1 Month + 6.00%), 09/25/2028(b)	406	427,416
Series 2016-C03, Class 1M2 5.43% (LIBOR 1 Month + 5.30%), 10/25/2028(b)	191	201,688
Series 2016-C06, Class 1M2 4.38% (LIBOR 1 Month + 4.25%), 04/25/2029(b)	157	163,367
Series 2016-C07, Class 2M2 4.48% (LIBOR 1 Month + 4.35%), 05/25/2029(b)	139	144,608
Series 2017-C02, Class 2M2 3.78% (LIBOR 1 Month + 3.65%), 09/25/2029(b)	301	309,514
Series 2017-C06, Class 2M2 2.93% (LIBOR 1 Month + 2.80%), 02/25/2030(b)	155	156,779

		4,325,673

	Principal Amount (000)	U.S. $ Value

Agency Fixed Rate – 0.1%
Federal Home Loan Mortgage Corp. REMICs
Series 4029, Class LD 1.75%, 01/15/2027	$176	$179,904
Series 4459, Class CA 5.00%, 12/15/2034	37	41,259

		221,163

Total Collateralized Mortgage Obligations (cost $4,488,336)		4,546,836

COMMERCIAL MORTGAGE - BACKED SECURITIES – 1.4%
Non-Agency Floating Rate CMBS – 1.0%
BAMLL Commercial Mortgage Securities Trust Series 2017-SCH, Class AF 1.127% (LIBOR 1 Month + 1.00%), 11/15/2033 (a) (b)	1,000	973,929
DBWF Mortgage Trust Series 2018-GLKS, Class A 1.16% (LIBOR 1 Month + 1.03%), 12/19/2030 (a) (b)	1,000	999,666
Invitation Homes Trust Series 2018-SFR4, Class A 1.229% (LIBOR 1 Month + 1.10%), 01/17/2038 (a) (b)	327	329,258
Starwood Retail Property Trust Series 2014-STAR, Class A 1.597% (LIBOR 1 Month + 1.47%), 11/15/2027 (a) (b)	975	721,482

		3,024,335

Non-Agency Fixed Rate CMBS – 0.4%
GS Mortgage Securities Trust Series 2013-G1, Class A1 2.059%, 04/10/2031 (a)	245	246,958
JP Morgan Chase Commercial Mortgage Securities Trust Series 2012-LC9, Class AS 3.353%, 12/15/2047 (a)	750	774,561
LSTAR Commercial Mortgage Trust Series 2016-4, Class A2 2.579%, 03/10/2049 (a)	88	90,428

		1,111,947

Agency CMBS – 0.0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates
Series K021, Class A1 1.603%, 01/25/2022	28	28,207

	Principal Amount (000)	U.S. $ Value

Series K025, Class A1 1.875%, 04/25/2022	$31	$31,460

		59,667

Total Commercial Mortgage-Backed Securities (cost $4,418,381)		4,195,949

CORPORATES - NON-INVESTMENT GRADE – 0.4%
Industrial – 0.4%
Consumer Cyclical - Automotive – 0.1%
Ford Motor Credit Co. LLC 3.336%, 03/18/2021	325	325,491

Energy – 0.3%
Western Midstream Operating LP 4.00%, 07/01/2022	945	968,388

Total Corporates - Non-Investment Grade (cost $1,278,930)		1,293,879

	Shares

SHORT-TERM INVESTMENTS – 8.6%
Investment Companies – 7.9%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(d) (e) (f) (cost $24,470,897)	24,470,897	24,470,897

	Principal Amount (000)

Short-Term Municipal Notes – 0.7%
New York – 0.7%
County of Erie NY 3.00%, 06/24/2021	$310	313,295
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2020B 5.00%, 03/31/2021	520	524,254
New York Transportation Development Corp. (JFK International Air Terminal LLC) 1.36%, 12/01/2021	1,300	1,301,001

Total Short-Term Municipal Notes (cost $2,136,714)		2,138,550

Total Short-Term Investments (cost $26,607,611)		26,609,447

U.S. $ Value

Total Investments – 102.4% (cost $312,574,442)(g)	$315,093,294
Other assets less liabilities – (2.4)%	(7,278,991)

Net Assets – 100.0%	$307,814,303

CENTRALLY CLEARED CREDIT DEFAULT SWAPS

Description	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021		Notional Amount (000)	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
CDX-NAIG Series 35, 5 Year Index, 12/20/2025*	(1.00)%	Quarterly	0.30%	USD	38,250	$(3,188)	$(454)	$(2,734)
Sale Contracts
CDX-NAIG Series 35, 5 Year Index, 12/20/2025*	1.00	Quarterly	0.30	USD	38,250	3,188	(1,397)	4,585

						$—	$(1,851)	$1,851

*	Termination date

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
USD	4,820	08/19/2025	0.338%	3 Month LIBOR	Semi- Annual/ Quarterly	$25,770	$—	$25,770
USD	5,700	09/23/2025	0.340%	3 Month LIBOR	Semi- Annual/ Quarterly	35,190	—	35,190
USD	13,140	03/16/2026	0.458%	3 Month LIBOR	Semi- Annual/ Quarterly	59,604	—	59,604

						$120,564	$—	$120,564

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at January 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Buy Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	3.00%	Monthly	5.95%	USD	105	$12,539	$3,505	$9,034
JPMorgan Securities LLC
CDX-CMBX.NA.BBB-. Series 9, 09/17/2058*	3.00	Monthly	5.95	USD	1,560	186,420	135,729	50,691
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.A Series 6, 05/11/2063*	2.00	Monthly	7.20	USD	2,500	(186,528)	23,178	(209,706)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	32	(8,292)	(3,113)	(5,179)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	59	(15,287)	(7,880)	(7,407
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	180	(46,623)	(17,241)	(29,382)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	18	(4,664)	(1,767)	(2,897)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	224	(58,020)	(22,016)	(36,004)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	335	(86,798)	(32,080)	(54,718)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	291	(75,398)	(27,048)	(48,350)
JPMorgan Securities LLC
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	12.50	USD	1,066	(276,201)	(158,090)	(118,111)

						$(558,852)	$(106,823)	$(452,029)

*	Termination date

(a)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2021, the aggregate market value of these securities amounted to $14,298,840 or 4.6% of net assets.

(b)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at January 31, 2021.
(c)	When-Issued or delayed delivery security.
(d)	Affiliated investments.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)	The rate shown represents the 7-day yield as of period end.
(g)

As of January 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $3,109,469 and gross unrealized depreciation of investments was $(920,231), resulting in net unrealized appreciation of $2,189,238.

Glossary:

ABS – Asset-Backed Securities

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CDX-NAIG – North American Investment Grade Credit Default Swap Index

CMBS – Commercial Mortgage-Backed Securities

LIBOR – London Interbank Offered Rate

REIT – Real Estate Investment Trust

REMICs – Real Estate Mortgage Investment Conduits

AB Taxable Multi-Sector Income Shares

January 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

Valuations of mortgage-backed or other asset backed securities, by pricing vendors, are based on both proprietary and industry recognized models and discounted cash flow techniques. Significant inputs to the valuation of these instruments are value of the collateral, the rates and timing of delinquencies, the rates and timing of prepayments, and default and loss expectations, which are driven in part by housing prices for residential mortgages. Significant inputs are determined based on relative value analyses, which incorporate comparisons to instruments with similar collateral and risk profiles, including relevant indices. Mortgage and asset backed securities for which management has collected current observable data through pricing services are generally categorized within Level 2. Those investments for which current observable data has not been provided are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Corporates - Investment Grade	$—	$192,649,249	$—	$192,649,249
Governments - Treasuries	—	39,533,594	—	39,533,594
Local Governments - US Municipal Bonds	—	38,949,915	—	38,949,915
Asset-Backed Securities	—	7,314,425	—	7,314,425
Collateralized Mortgage Obligations	—	4,546,836	—	4,546,836
Commercial Mortgage-Backed Securities	—	4,195,949	—	4,195,949
Corporates - Non-Investment Grade	—	1,293,879	—	1,293,879
Short-Term Investments:
Investment Companies	24,470,897	—	—	24,470,897
Short-Term Municipal Notes	—	2,138,550	—	2,138,550

Total Investments in Securities	24,470,897	290,622,397	—	315,093,294
Other Financial Instruments(a):
Assets:
Centrally Cleared Credit Default Swaps	—	3,188	—	3,188
Centrally Cleared Interest Rate Swaps	—	120,564	—	120,564
Credit Default Swaps	—	198,959	—	198,959
Liabilities:
Centrally Cleared Credit Default Swaps	—	(3,188)	—	(3,188)
Credit Default Swaps	—	(757,811)	—	(757,811)

Total	$24,470,897	$290,184,109	$—	$314,655,006

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended January 31, 2021 is as follows:

Fund	Market Value 04/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 01/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$656	$181,906	$158,091	$24,471	$10